Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	0.625%	12/31/27	376,599	338,821
	United States Treasury Note/Bond	3.875%	12/31/27	271,714	269,804
	United States Treasury Note/Bond	0.750%	1/31/28	414,747	373,402
	United States Treasury Note/Bond	3.500%	1/31/28	294,482	289,052
	United States Treasury Note/Bond	2.750%	2/15/28	447,489	429,100
	United States Treasury Note/Bond	1.125%	2/29/28	439,822	399,963
	United States Treasury Note/Bond	4.000%	2/29/28	262,529	261,503
	United States Treasury Note/Bond	1.250%	3/31/28	414,773	377,897
	United States Treasury Note/Bond	3.625%	3/31/28	280,834	276,534
	United States Treasury Note/Bond	1.250%	4/30/28	416,634	378,746
	United States Treasury Note/Bond	3.500%	4/30/28	247,730	242,892
	United States Treasury Note/Bond	2.875%	5/15/28	476,199	457,151
	United States Treasury Note/Bond	1.250%	5/31/28	426,747	387,073
	United States Treasury Note/Bond	3.625%	5/31/28	274,989	270,563
	United States Treasury Note/Bond	1.250%	6/30/28	414,590	375,269
	United States Treasury Note/Bond	4.000%	6/30/28	248,914	247,981
	United States Treasury Note/Bond	1.000%	7/31/28	412,389	369,024
	United States Treasury Note/Bond	4.125%	7/31/28	281,459	281,459
	United States Treasury Note/Bond	2.875%	8/15/28	512,555	490,691
	United States Treasury Note/Bond	5.500%	8/15/28	30,575	32,061
	United States Treasury Note/Bond	1.125%	8/31/28	437,188	392,035
	United States Treasury Note/Bond	4.375%	8/31/28	239,178	241,196
	United States Treasury Note/Bond	1.250%	9/30/28	409,117	367,822
	United States Treasury Note/Bond	4.625%	9/30/28	328,228	334,023
	United States Treasury Note/Bond	1.375%	10/31/28	424,158	382,471
	United States Treasury Note/Bond	4.875%	10/31/28	325,670	334,422
	United States Treasury Note/Bond	3.125%	11/15/28	438,367	422,613
	United States Treasury Note/Bond	5.250%	11/15/28	44,813	46,592
	United States Treasury Note/Bond	1.500%	11/30/28	438,366	396,447
	United States Treasury Note/Bond	4.375%	11/30/28	349,925	353,206
	United States Treasury Note/Bond	1.375%	12/31/28	413,128	370,976
	United States Treasury Note/Bond	3.750%	12/31/28	318,629	314,248
	United States Treasury Note/Bond	1.750%	1/31/29	407,102	370,526
	United States Treasury Note/Bond	4.000%	1/31/29	368,299	366,688
	United States Treasury Note/Bond	2.625%	2/15/29	468,292	441,585
	United States Treasury Note/Bond	5.250%	2/15/29	831	869
	United States Treasury Note/Bond	1.875%	2/28/29	361,915	330,700
	United States Treasury Note/Bond	4.250%	2/28/29	366,546	368,493
	United States Treasury Note/Bond	2.375%	3/31/29	339,505	316,270
	United States Treasury Note/Bond	4.125%	3/31/29	420,724	420,855
	United States Treasury Note/Bond	2.875%	4/30/29	262,245	249,215
	United States Treasury Note/Bond	4.625%	4/30/29	410,957	419,497
	United States Treasury Note/Bond	2.375%	5/15/29	306,614	285,247
	United States Treasury Note/Bond	2.750%	5/31/29	328,428	310,262
	United States Treasury Note/Bond	4.500%	5/31/29	440,071	447,291
	United States Treasury Note/Bond	3.250%	6/30/29	314,257	303,062
	United States Treasury Note/Bond	4.250%	6/30/29	466,613	469,384
	United States Treasury Note/Bond	2.625%	7/31/29	319,706	299,824
	United States Treasury Note/Bond	4.000%	7/31/29	382,354	380,801
	United States Treasury Note/Bond	1.625%	8/15/29	268,063	240,251
	United States Treasury Note/Bond	6.125%	8/15/29	37,858	41,046
	United States Treasury Note/Bond	3.125%	8/31/29	288,701	276,521
	United States Treasury Note/Bond	3.625%	8/31/29	432,977	424,385
	United States Treasury Note/Bond	3.500%	9/30/29	407,749	397,300
	United States Treasury Note/Bond	3.875%	9/30/29	229,283	226,990
	United States Treasury Note/Bond	4.000%	10/31/29	250,143	249,049
	United States Treasury Note/Bond	4.125%	10/31/29	469,671	470,405
	United States Treasury Note/Bond	1.750%	11/15/29	189,784	170,242
	United States Treasury Note/Bond	3.875%	11/30/29	254,073	251,453
[1]	United States Treasury Note/Bond	4.125%	11/30/29	457,845	458,847
	United States Treasury Note/Bond	3.875%	12/31/29	256,793	254,065
	United States Treasury Note/Bond	3.500%	1/31/30	255,519	248,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.500%	2/15/30	429,356	377,162
	United States Treasury Note/Bond	4.000%	2/28/30	239,839	238,602
	United States Treasury Note/Bond	3.625%	3/31/30	253,145	247,331
	United States Treasury Note/Bond	3.500%	4/30/30	250,131	242,783
	United States Treasury Note/Bond	0.625%	5/15/30	613,296	509,515
	United States Treasury Note/Bond	6.250%	5/15/30	50,226	55,343
	United States Treasury Note/Bond	3.750%	5/31/30	292,634	287,421
	United States Treasury Note/Bond	3.750%	6/30/30	251,165	246,613
	United States Treasury Note/Bond	4.000%	7/31/30	251,363	249,910
	United States Treasury Note/Bond	0.625%	8/15/30	730,237	601,533
	United States Treasury Note/Bond	4.125%	8/31/30	251,201	251,201
	United States Treasury Note/Bond	4.625%	9/30/30	255,038	261,653
	United States Treasury Note/Bond	4.875%	10/31/30	264,009	274,322
	United States Treasury Note/Bond	0.875%	11/15/30	730,519	607,472
	United States Treasury Note/Bond	4.375%	11/30/30	270,657	274,209
	United States Treasury Note/Bond	3.750%	12/31/30	268,498	263,170
	United States Treasury Note/Bond	4.000%	1/31/31	277,465	275,557
	United States Treasury Note/Bond	1.125%	2/15/31	682,106	572,756
	United States Treasury Note/Bond	5.375%	2/15/31	8,214	8,766
	United States Treasury Note/Bond	4.250%	2/28/31	264,125	265,858
	United States Treasury Note/Bond	4.125%	3/31/31	229,029	228,922
	United States Treasury Note/Bond	4.625%	4/30/31	217,826	223,816
	United States Treasury Note/Bond	1.625%	5/15/31	724,304	622,222
	United States Treasury Note/Bond	4.625%	5/31/31	308,321	316,800
	United States Treasury Note/Bond	4.250%	6/30/31	217,527	218,988
	United States Treasury Note/Bond	4.125%	7/31/31	217,770	217,634
	United States Treasury Note/Bond	1.250%	8/15/31	812,742	676,354
	United States Treasury Note/Bond	3.750%	8/31/31	320,291	313,084
	United States Treasury Note/Bond	3.625%	9/30/31	287,552	278,925
	United States Treasury Note/Bond	4.125%	10/31/31	295,257	295,165
	United States Treasury Note/Bond	1.375%	11/15/31	814,150	678,798
[1]	United States Treasury Note/Bond	4.125%	11/30/31	285,060	284,971
	United States Treasury Note/Bond	1.875%	2/15/32	768,348	660,179
	United States Treasury Note/Bond	2.875%	5/15/32	703,777	646,375
	United States Treasury Note/Bond	2.750%	8/15/32	644,709	585,073
	United States Treasury Note/Bond	4.125%	11/15/32	647,843	646,831
	United States Treasury Note/Bond	3.500%	2/15/33	698,674	666,251
	United States Treasury Note/Bond	3.375%	5/15/33	698,458	658,733
	United States Treasury Note/Bond	3.875%	8/15/33	764,698	747,373
	United States Treasury Note/Bond	4.500%	11/15/33	757,924	775,333
	United States Treasury Note/Bond	4.000%	2/15/34	787,605	775,791
	United States Treasury Note/Bond	4.375%	5/15/34	790,614	801,485
	United States Treasury Note/Bond	3.875%	8/15/34	805,703	785,057
	United States Treasury Note/Bond	4.250%	11/15/34	282,976	284,258
Total U.S. Government and Agency Obligations (Cost $39,078,975)					38,494,088
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $171,309)	4.651%		1,713,180	171,301
Total Investments (99.5%) (Cost $39,250,284)					38,665,389
Other Assets and Liabilities—Net (0.5%)					174,835
Net Assets (100%)					38,840,224
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,494,088	—	38,494,088
Temporary Cash Investments	171,301	—	—	171,301
Total	171,301	38,494,088	—	38,665,389